Operating Expenses	6 Months Ended
Jun. 30, 2026
Operating Expenses [Abstract]
OPERATING EXPENSES

NOTE 12 — OPERATING EXPENSES

The following tables present a breakdown of our expense categories as presented within our condensed consolidated statements of operations and comprehensive income (loss).

	For the Three Months Ended June 30,		For the Six Months, Ended June 30,
	2026	2025	2026	2025
Brokerage and Transaction:
Clearing and operation cost	$28,937,406	$22,489,442	$53,987,682	$37,267,389
Market and data fees	6,616,153	5,271,994	12,854,700	10,340,088
Handling charge expense	8,795,103	7,039,280	15,899,420	10,438,695
Total	$44,348,662	$34,800,716	$82,741,802	$58,046,172

Technology and Development:
Employee compensation benefits	$15,410,999	13,602,455	$32,716,970	$24,819,003
Cloud service fees	4,422,669	3,513,522	8,616,156	6,921,435
System costs	2,323,708	2,024,472	4,685,072	4,324,903
Total	$22,157,376	$19,140,449	$46,018,198	$36,065,341

Marketing and Branding
Advertising and promotions	$32,559,709	22,237,232	$74,272,549	$40,441,568
Free stock promotions	701,410	4,828,103	6,586,770	8,588,422
Employee compensation and benefits	1,785,090	3,235,499	3,598,056	4,261,882
Total	$35,046,209	$30,300,834	$84,457,375	$53,291,872

General and Administrative
Employee compensation and benefits	$34,525,675	38,057,910	$67,319,465	61,044,723
Compliance fees	2,726,888	1,824,891	4,974,674	3,319,827
Office related	7,804,029	5,805,943	15,092,247	11,133,823
Professional services	4,133,446	3,324,013	10,758,024	5,776,021
Depreciation and amortization	948,072	1,371,063	1,880,160	2,153,929
Other	1,685,819	592,904	2,440,802	1,169,121
Total	$51,823,929	$50,976,724	$102,465,372	$84,597,444